ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Movement of Allowance for Doubtful Accounts) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivables, current
At beginning of year	¥ 318,197,517	¥ 256,605,518	¥ 264,656,904
Addition	26,581,139	166,432,303	149,029,546
Reversal	(20,503,264)	(104,840,304)	(157,080,932)
At end of year	293,359,875	318,197,517	256,605,518
Accounts receivables, non current
At beginning of year	0	0	0
Addition	1,138,553	0	0
Reversal		0	0
At end of year	1,138,553	0	0
ASU No. 2016-13 | Accounts receivables, current
At beginning of year	0	0
At end of year	(30,915,517)	0	0
ASU No. 2016-13 | Accounts receivables, non current
At beginning of year	0	0
At end of year	¥ 0	¥ 0	¥ 0